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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    September 30, 2003

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
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One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              34

Form 13F Table Value Total:                 187761
                                            (thousands)



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
                                                               Value         Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000 Shares  DiscretionManagersSole   Shared None
AMB PROPERTY CORP                  COM            00163T109      2348   76200   SOLE     N/A     76200      0   0
APARTMENT INVT & MGMT CO           CLA            03748R101      3720   94500   SOLE     N/A     94500      0   0
ARCHSTONE-SMITH TRUST              COM            039583109      5089  192900   SOLE     N/A    192900      0   0
AVALONBAY COMMUNITIES INC          COM            053484101      4984  106500   SOLE     N/A    106500      0   0
BOSTON PROPERTIES INC              COM            101121101      5729  131800   SOLE     N/A    131800      0   0
BRE PROPERTIES INC CL A            CLA            05564E109      3750  113700   SOLE     N/A    113700      0   0
CAMDEN PROPERTY TRUST              COM            133131102      2859   74400   SOLE     N/A     74400      0   0
CATELLUS DEVELOPMENT CORP          COM            149113102      3406  139300   SOLE     N/A    139300      0   0
CENTERPOINT PROPERTIES CORP        COM            151895109      1948   28600   SOLE     N/A     28600      0   0
CHELSEA PROPERTY GROUP INC         COM            163421100      5049  105412   SOLE     N/A    105412      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108      5645  304995   SOLE     N/A    304995      0   0
CRESCENT REAL ESTATE EQUITIES      COM            225756105      1844  127200   SOLE     N/A    127200      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103      6620  221627   SOLE     N/A    221627      0   0
EQUITY OFFICE PROPERTIES TRUST     COM            294741103      8956  325300   SOLE     N/A    325300      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107      9228  315176   SOLE     N/A    315176      0   0
ESSEX PROPERTY TRUST INC           COM            297178105      3951   63000   SOLE     N/A     63000      0   0
FEDERAL REALTY INVESTMENT TRUST    SH BEN INT NEW 313747206      4563  123800   SOLE     N/A    123800      0   0
GABLES RESIDENTIAL TRUST           SH BEN INT     362418105      3794  117400   SOLE     N/A    117400      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107      7725  107739   SOLE     N/A    107739      0   0
HOST HOTELS & RESORTS INC          COM            44107P104      6082  566800   SOLE     N/A    566800      0   0
ISTAR FINANCIAL INC                COM            45031U101      2816   72290   SOLE     N/A     72290      0   0
KILROY REALTY CORP                 COM            49427F108      3599  126073   SOLE     N/A    126073      0   0
KIMCO REALTY CORP                  COM            49446R109      8210  200400   SOLE     N/A    200400      0   0
LASALLE HOTEL PROPERTIES           COM SH BEN INT 517942108      3074  177400   SOLE     N/A    177400      0   0
MACERICH COMPANY                   COM            554382101      3911  103600   SOLE     N/A    103600      0   0
MAGUIRE PROPERTIES INC             COM            559775101       103    5000   SOLE     N/A      5000      0   0
MERISTAR HOSPITALITY CORP          COM            58984Y103      8640 1220300   SOLE     N/A   1220300      0   0
MILLS CORP                         COM            601148109      4925  125153   SOLE     N/A    125153      0   0
NATIONWIDE HEALTH PROPERTIES INC   COM            638620104      2886  165000   SOLE     N/A    165000      0   0
NEWCASTLE INVESTMENT CORP          COM            65105M108      2568  111700   SOLE     N/A    111700      0   0
POST PROPERTIES INC                COM            737464107      2042   75000   SOLE     N/A     75000      0   0
PROLOGIS TRUST                     SH BEN INT     743410102      6101  201698   SOLE     N/A    201698      0   0
PUBLIC STORAGE INC                 COM            74460D109      5818  148300   SOLE     N/A    148300      0   0
RECKSON ASSOC REALTY CORP          COM            75621K106       645   27900   SOLE     N/A     27900      0   0
ROUSE COMPANY                      COM            779273101      2815   67500   SOLE     N/A     67500      0   0
SIMON PROPERTY GROUP INC           COM            828806109      9985  229118   SOLE     N/A    229118      0   0
SL GREEN REALTY CORP               COM            78440X101      3230   89445   SOLE     N/A     89445      0   0
SUN COMMUNITIES INC                COM            866674104       926   23500   SOLE     N/A     23500      0   0
TRIZEC PROPERTIES INC              COM            89687P107      2971  242300   SOLE     N/A    242300      0   0
UNITED DOMINION REALTY TRUST       COM            910197102      3047  166400   SOLE     N/A    166400      0   0
VENTAS INC                         COM            92276F100      6230  363884   SOLE     N/A    363884      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109      5929  123414   SOLE     N/A    123414      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
September 30, 2003.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer